Description of the Plan (Details) - EBP 002	5 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) state loan	Dec. 31, 2025 USD ($) state loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Number of states with retail branches | state	48	48
Opt out period		31 days
Participant contribution, annual increase deferral rate		1.00%
Participant contribution, pre-tax, maximum percentage of eligible compensation		50.00%
Participant contribution, pre-tax, incremental increase in compensation percentage		1.00%
Participant contribution, after-tax, maximum contribution amount	$ 10,000
Employer contribution, matching percentage		100.00%
Employer contribution, participant compensation matched percentage		5.00%
Employer contribution, participant compensation with capped match, annual amount of cap		$ 10,000
Employer contribution, compensation no longer considered for match		1,000,000	$ 250,000
Employer non-matching contribution, maximum participant annual compensation		350,000
Employer non-matching compensation, maximum eligible compensation		$ 100,000
Participant contribution, vesting percentage		100.00%
Forfeited nonvested account, decrease from employer contribution and administrative expense		$ 34,751,294	$ 10,679,190
Involuntary cash-out limit		1,000
Termination, withdrawal of specified amount, minimum		1,000
Note receivable from participant, minimum borrowing amount	1,000	1,000
Note receivable from participant, maximum borrowing amount	$ 50,000	$ 50,000
Note receivable from participant, maximum borrowing amount, period for reduction of highest balance	12 months	12 months
Note receivable from participant, maximum borrowing percentage	50.00%	50.00%
Note receivable from participant, general loan, maximum borrowing term		5 years
Note receivable from participant, primary residence maximum borrowing term		15 years
Note receivable from participant, maximum number of loans outstanding | loan	2	2
Employer Matching Contribution
EBP, Description of Plan [Line Items]
Requisite service period		1 year
Employer contribution, vesting percentage		100.00%
Employer contribution, vesting service period		3 years
Employer Non-Matching Contribution
EBP, Description of Plan [Line Items]
Requisite service period		1 year
Employer contribution, vesting percentage		100.00%
Employer contribution, vesting service period		3 years
Employer Discretionary Contributions
EBP, Description of Plan [Line Items]
Employer contribution, vesting percentage		100.00%
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, automatic deferral rate		5.00%	3.00%
Employer contribution, participant annual compensation with capped match		$ 350,000
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, automatic deferral rate		10.00%
Employer contribution, participant annual compensation with capped match		$ 999,999
Part-Time, Twenty Hours or More a Week
EBP, Description of Plan [Line Items]
Requisite service period		60 days
Intern, Temporary or Seasonal, Less Than Twenty Hours a Week
EBP, Description of Plan [Line Items]
Requisite service period		1 year